Exempt Party-in-Interest Transactions (Details) - EBP, 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 1,217,081,782	$ 1,034,965,862
EMPLOYER SECURITIES
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	384,047	418,132
Cost basis of shares held	$ 34,820,986	$ 34,821,614
Investments at fair value	$ 60,790,842	$ 63,740,012